Fair Value Measurements and Hedging - Derivative instruments effect on statements of operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	$ 10,044	$ (2,351)	$ (848)
Total Gain/(loss) recognized	10,044	(2,351)	(848)
Gain/(loss) on forward freight agreements and bunker swaps, net
Total Gain/(loss) recognized	(1,451)	3,564	16,156
Forward Freight Agreements [Member]
Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on forward freight agreements and freight options	1,165	1,308	(5,995)
Unrealized gain/(loss) on forward freight agreements and freight options	(1,398)	1,802	(430)
Bunker Swaps [Member]
Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on bunker swaps	(5,198)	748	20,856
Unrealized gain/(loss) on bunker swaps	$ 3,980	$ (294)	$ 1,725